Issued Capital - Schedule of Dividends Declared (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended				6 Months Ended			126 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2021
Disclosure of Dividends [line items]
Dividends declared per share	$ 0.14		$ 0.10		$ 0.27		$ 0.20
Average number of shares eligible for dividend	450,063		448,616		449,950		448,381
Total dividends paid	$ 45,071	$ 58,478	$ 38,188	$ 44,815		$ 84,208		$ 1,388,000
Cash percentage	86.00%		90.00%		85.00%		93.00%
DRIP percentage	14.00%		10.00%		15.00%		7.00%
Total dividends paid percentage	100.00%		100.00%		100.00%		100.00%
Shares issued under the DRIP	190		107		406		185
Retained Earnings [member]
Disclosure of Dividends [line items]
Total dividends paid	$ 63,009	$ 58,478	$ 44,861	$ 44,815	$ 121,487	$ 98,810	$ 89,676
Dividends Paid in Cash [member]
Disclosure of Dividends [line items]
Total dividends paid	53,943		40,446		103,549		83,002
Dividends Paid in DRIP [member]
Disclosure of Dividends [line items]
Total dividends paid	$ 9,066		$ 4,415		$ 17,938		$ 6,674